Other non-financial assets (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities	$ 12,287	$ 12,996
Deposits and collateral provided in connection with litigation, regulatory and similar matters	735	769
Prepaid expenses	1,152	1,149
Current tax assets	1,411	1,442
VAT, withholding tax and other tax receivables	866	1,490
Properties and other non-current assets held for sale	234	425
Other	1,295	1,613
Total other non-financial assets	$ 17,979	$ 19,884